April 29, 2011

Howard Hallock

Office of Disclosure and Review

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AFL-CIO Housing Investment Trust
File No.:811-3493, 333-59762 and 2-78066

Dear Mr. Hallock:

Attached is a submission under Rule 485(b) related to the registration statement of the AFL-CIO Housing Investment Trust. Should you have any questions or comments or require additional information with respect to any matter, please do not hesitate to contact the undersigned at 202-467-2159.

Sincerely,

/s/ Christopher Kaiser

Christopher Kaiser
Deputy General Counsel